INVENTORIES	12 Months Ended
Sep. 30, 2019
INVENTORIES
6.	INVENTORIES
Inventories consisted of the following:

	As of September 30,
	2018	2019
	US$	US$
Books and other goods	2,010	3,727
Paper and other raw materials	900	1,035
Less: inventory provisions for slow-moving and obsolescence	(128)	(530)

Total	2,782	4,232

Inventories provision were US$261, US$15 and US$1,090 for the years ended September 30, 2017, 2018 and 2019, respectively.